Notes on the Consolidated Balance Sheet - Reconciliation of Other Financial Liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Consolidated Balance Sheet [Abstract]
Payroll liabilities	€ 49	€ 206
Other liabilities	883	6,309
- thereof non-current	54	0
- thereof current	878	6,515
Other financial liabilities	€ 932	€ 6,515